Filed pursuant to Rule 497(e)

File Nos. 002-98772 and 811-04347

GMO TRUST

Amended and Restated Supplement dated January 24, 2020 to the
GMO Trust Prospectus dated June 30, 2019, as supplemented

GMO Emerging Markets Fund

Effective January 27, 2020 (the “Effective Date”), GMO has contractually agreed to reimburse Class I shares of GMO Emerging Markets Fund to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares to financial intermediaries for sub-transfer agency, recordkeeping and other administrative services provided in respect of Class I shareholders exceed 0.05% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least January 27, 2021.

As of the Effective Date, the sections appearing on page 66 of the Prospectus captioned “Fees and expenses,” “Annual Fund operating expenses,” and “Example” are replaced in their entirety with the following:

Fees and expenses

The table below describes the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you bear each year as a percentage of the value of your investment)

	Class II	Class III	Class IV	Class V	Class VI	Class R6	Class I
Management fee	0.97%[1]	0.90%[1]	0.855%[1]	0.835%[1]	0.805%[1]	0.97%[1]	0.97%[1]
Other expenses	0.09%	0.09%	0.08%	0.09%	0.08%	0.09%	0.19%[3]
Acquired fund fees and expenses (underlying fund expenses)	0.01%[2]	0.01%[2]	0.01%[2]	0.01%[2]	0.01%[2]	0.01%[2]	0.01%[2]
Total annual fund operating expenses	1.07%	1.00%	0.95%	0.94%	0.90%	1.07%	1.17%
Expense reimbursement/waiver	(0.13%)[1]	(0.11%)[1]	(0.11%)[1]	(0.14%)[1]	(0.14%)[1]	(0.13%)[1]	(0.18%)[1,3]
Total annual fund operating expenses after expense reimbursement/waiver
(Fund and underlying fund expenses)	0.94%	0.89%	0.84%	0.80%	0.76%	0.94%	0.99%

1 Includes both management fee of 0.75% and class-specific shareholder service fee, if any, for each class of shares. For additional information about the shareholder service fee applicable to each class of shares of the Fund, please see the table included in the section of the Prospectus entitled “Multiple Classes and Eligibility.” Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reduce its management fee to 0.65% through June 30, 2020. This reduction may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. GMO has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid to financial intermediaries for sub-transfer agency, recordkeeping and other administrative services provided in respect of Class I shareholders), expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses and state and federal registration fees. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. In addition, GMO has contractually agreed to waive the shareholder service fees charged to each class of shares of the Fund to the extent necessary to prevent the shareholder service fees paid by the class from exceeding the following amounts of the class’s average daily net assets: 0.20% for Class II shares, 0.15% for Class III shares, 0.10% for Class IV shares, 0.05% for Class V shares, 0.02% for Class VI shares, 0.20% for Class R6 shares, and 0.20% for Class I shares. These reimbursements and waivers will continue through at least June 30, 2020 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

2 Consists of approximately 0.01% in underlying fund fees and expenses and less than 0.01% in commissions paid to brokers by the Fund for executing transactions in unaffiliated underlying funds.

3 Includes estimate of payments for sub-transfer agency, recordkeeping and other administrative services for Class I’s initial fiscal year. GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares to financial intermediaries for sub-transfer agency, recordkeeping and other administrative services provided in respect of Class I shareholders exceed 0.05% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least January 27, 2021 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class II	$96	$327	$578	$1,294
Class III	$91	$307	$542	$1,215
Class IV	$86	$292	$515	$1,156
Class V	$82	$286	$506	$1,142
Class VI	$78	$275	$489	$1,106
Class R6	$96	$327	$578	$1,294
Class I	$101	$354	$626	$1,404

GMO Emerging Domestic Opportunities Fund

Effective January 27, 2020 (the “Effective Date”), GMO has contractually agreed to reimburse Class I shares of GMO Emerging Domestic Opportunities Fund to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares to financial intermediaries for sub-transfer agency, recordkeeping and other administrative services provided in respect of Class I shareholders exceed 0.03% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least January 27, 2021.

As of the Effective Date, the sections appearing on page 71 of the Prospectus captioned “Fees and expenses,” “Annual Fund operating expenses,” and “Example” are replaced in their entirety with the following:

Fees and expenses

The table below describes the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.

Annual Fund operating expenses

(expenses that you bear each year as a percentage of the value of your investment)

	Class II	Class III	Class IV	Class V	Class VI	Class R6	Class I
Management fee	0.97%[1]	0.90%[1]	0.855%[1]	0.835%[1]	0.805%[1]	0.97%[1]	0.97%[1]
Other expenses	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.18%[3]
Acquired fund fees and expenses (underlying fund expenses)	0.14%[2]	0.14%[2]	0.14%[2]	0.14%[2]	0.14%[2]	0.14%[2]	0.14%[2]
Total annual fund operating expenses	1.19%	1.12%	1.08%	1.06%	1.03%	1.19%	1.29%
Expense reimbursement/waiver	(0.01%)[1]	(0.01%)[1]	(0.01%)[1]	(0.01%)[1]	(0.01%)[1]	(0.01%)[1]	(0.08%)[1,3]
Total annual fund operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	1.18%	1.11%	1.07%	1.05%	1.02%	1.18%	1.21%

1 Includes both management fee of 0.75% and class-specific shareholder service fee, if any, for each class of shares. For additional information about the shareholder service fee applicable to each class of shares of the Fund, please see the table included in the section of the Prospectus entitled “Multiple Classes and Eligibility.” Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid to financial intermediaries for sub-transfer agency, recordkeeping and other administrative services provided in respect of Class I shareholders), expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and any portion of custody expenses that exceeds 0.10% of the Fund’s average daily net assets. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. These reimbursements and waivers will continue through at least June 30, 2020 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

2 Consists of approximately 0.11% in underlying fund fees and expenses and 0.03% in commissions paid to brokers by the Fund for executing transactions in unaffiliated underlying funds.

3 Includes estimate of payments for sub-transfer agency, recordkeeping and other administrative services for Class I’s initial fiscal year. GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares to financial intermediaries for sub-transfer agency, recordkeeping and other administrative services provided in respect of Class I shareholders exceed 0.03% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least January 27, 2021 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class II	$120	$379	$658	$1,453
Class III	$113	$357	$620	$1,373
Class IV	$109	$345	$599	$1,327
Class V	$107	$336	$584	$1,293
Class VI	$104	$327	$568	$1,259
Class R6	$120	$379	$658	$1,453
Class I	$123	$403	$704	$1,560

GMO Emerging Country Debt Fund

Effective March 1, 2020, the section appearing on page 86 of the Prospectus captioned “Investment objective” is replaced in its entirety with the following:

Investment objective

Total return in excess of that of its benchmark, the J.P. Morgan EMBI Global Diversified.

Effective March 1, 2020, the paragraph appearing on page 87 of the Prospectus immediately preceding the section captioned “Principal risks of investing in the Fund” is replaced in its entirety with the following:

GMO normally seeks to maintain an interest rate duration for the Fund that is similar to that of its benchmark (approximately 7.5 years as of 12/31/19). For an additional discussion of duration, see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses – Bond Funds – Duration.”